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How Democratized Prime generates yield: Where the interest comes from

When evaluating any yield-generating product, the most important question is simple:

Where is the interest actually coming from?

Democratized Prime is designed to provide lenders access to institutional-grade credit markets. But unlike a savings account, the yield isn’t subsidized or government-backed. It’s generated through real lending activity.

This post explains exactly how that works.

The simple version: You’re lending to an institutional borrower

In lending marketplaces like Democratized Prime, you’re not lending directly to individual homeowners. You’re lending to an institutional borrower within the pool.

In the case of the HELOC+ pool, that borrower is Figure Lending LLC.

Here’s the simplified structure:

1.	Retail lenders commit $YLDS into the Democratized Prime pool.
2.	The institutional Borrower (like Figure Lending LLC) borrows those funds.
3.	The Borrower uses that capital to originate consumer loans (such as HELOC+ loans).
4.	The Borrower pays lenders interest with rates set through the Dutch auction clearing mechanism.

Yield in these structures typically comes from the Borrower’s obligation to pay interest on funds it borrows from the pool.

How the borrower generates the interest it pays you

The borrower is able to pay interest because the underlying loans it originates can carry an APR that’s higher than the prevailing rate in the Democratized Prime pool.

For example (for illustration purposes only):

●	Homeowners pay an APR on their HELOC.
●	The borrower pays lenders in Democratized Prime a lower rate.
●	The difference between those rates helps account for servicing, operational costs, capital efficiency, and risk management.

This structure mirrors how institutional credit markets typically operate. Originators fund loans at one rate and earn a spread above their cost of capital.

In this case, Democratized Prime acts as a funding source.

Why a loan originator uses Democratized Prime

Loan originators traditionally rely on warehouse lines of credit from banks to fund loans before they’re sold or securitized.

Warehouse lines often:

●	Carry floating interest rates
●	Require bank counterparties
●	Have capital constraints
●	Can be repriced or reduced during volatile markets

Democratized Prime offers an alternative capital source.

Because the prevailing rate in Democratized Prime may be competitive relative to warehouse financing, it can make economic sense for an originator to replace or supplement traditional bank warehouse lines with funding from the pool.

In short:

●	Lenders provide capital.
●	The borrower uses that capital to originate loans.
●	The borrower pays interest to lenders.

How the structure is designed

The HELOC+ loans associated with the pool sit in a bankruptcy-remote trust with an independent trust administrator.

This means the underlying collateral is legally separated from the operating entity of the borrower.

Additionally:

●	The borrower is obligated to remove collateral that becomes non-performing (e.g., loans that become 60+ days delinquent).
●	This helps maintain the credit profile of the pool.
●	Structural protections (e.g., overcollateralization) are designed to support credit stability.

These mechanisms are intended to reduce credit deterioration in the pool, though they don’t eliminate risk.

What makes this different from a bank account

It’s important to be clear about what Democratized Prime is not.

●	It is not FDIC insured.
●	It is not SIPC insured.
●	It is not a high-yield savings account.
●	It is not a guaranteed product.

Democratized Prime is a lending marketplace.

Lenders are making risk-based lending decisions, similar in principle to investing in fixed income securities or other credit-based products.

Yield reflects compensation for credit risk.

What happens if a loan becomes delinquent?

The borrower has obligations related to collateral performance.

If a loan in the HELOC+ pool becomes delinquent beyond a defined threshold (such as 60+ days past due), the borrower is obligated to remove and replace that collateral.

This mechanism is designed to:

●	Maintain overall credit quality
●	Reduce the risk of prolonged exposure to non-performing loans
●	Preserve structural integrity of the lending pool

Additionally, the pool is structured with:

●	Overcollateralization
●	Defined advance rates
●	Collateral buffers

These elements are intended to provide additional protection in the event of borrower stress.

However, as with any credit-based investment, losses are possible.

Why the pool rate is typically lower than the underlying loan APR

Some users ask: “If homeowners are paying a higher APR, why don’t lenders receive that full rate?”

Because the borrower incurs costs and risk, including:

●	Loan origination expenses
●	Servicing costs
●	Operational overhead
●	Credit risk exposure
●	Capital requirements

The borrower sets a maximum borrowing rate in the Dutch auction that allows the borrowing to make economic sense after accounting for these factors.

That’s why the maximum borrowing rate is typically lower than the APR charged on the underlying loans.

The role of the Dutch auction

Democratized Prime uses a Dutch auction structure to determine the clearing rate lenders earn.

●	The borrower sets a maximum rate it’s willing to pay.
●	Lenders submit competitive offers.
●	The highest hourly rate that fills the largest volume of offers under the borrower’s maximum becomes the clearing rate during that period.

This market-based mechanism determines the yield lenders earn.

The rate isn’t arbitrarily set. It reflects supply and demand between lenders and the borrower.

Key takeaway: Yield comes from real loan payments

Democratized Prime generates yield through a straightforward economic structure:

●	Retail lenders provide capital.
●	An institutional borrower uses that capital to originate consumer loans.
●	The borrower pays the lenders interest.
●	Underlying consumer loan payments support that obligation.

The yield isn’t promotional or subsidized. It’s tied to real credit activity and structured through defined legal and marketplace mechanisms.

As with any lending or fixed-income exposure, participation should be based on your own assessment of credit risk, liquidity needs, and investment objectives.

Disclaimers:

This blog is for illustrative and educational purposes only.

©2026 Figure Markets

650 California, Suite 200

San Francisco CA 94108

Rates or returns associated with Democratized Prime are not fixed or guaranteed and may vary based on pool composition, borrower performance, auction dynamics, and prevailing market conditions. Terms & Conditions available here.

Democratized Prime lending arrangements are not bank deposits, savings accounts, certificates of deposit, or money market funds and are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the Securities Investor Protection Corporation (SIPC), or any governmental or bank regulatory authority. Funds allocated to Democratized Prime are used in lending or investment activities and are subject to risks, including borrower credit risk, liquidity constraints, and potential loss of principal. Rates and returns in Democratized Prime are market-based and variable and may differ materially from the fixed or insured returns associated with bank deposit products. Bank deposit products generally provide principal stability and federal deposit insurance within applicable limits; Democratized Prime does not provide these protections. Users should evaluate the distinct risk and regulatory characteristics before allocating funds.

Investing in cryptocurrencies involves significant risks. Cryptocurrency trading is not available in NY. Please click here for risk disclosures on investing and trading in cryptocurrencies.

Figure Payments Corporation offers to self-directed investors and traders cryptocurrency brokerage services under the brand name, “Figure Markets”. It is neither licensed with the SEC or the CFTC nor is it a Member of NFA. Figure Payments Corporation’s NMLS ID number is 2033432, and is located at 100 West Liberty Street, Suite 600, Reno, NV., 89501. You can verify Figure Payments licensing status at the NMLS Consumer Access website. Click here for Figure Payment’s state license and regulatory disclosures.

Democratized Prime uses a Dutch auction method for its borrowers/lenders. There is an inherent risk due to interest rate volatility in a Dutch auction interest rates in the auction may rise rapidly. At the time of acceptance, your loan may be filled with a different or higher interest rate than offered at the time of selection. The interest rate is only fixed at the time of loan approval and not at the time of loan acceptance.

Borrowing and lending through the Democratized Prime platform involve substantial market, credit, and operational risks. The value of digital asset collateral may fluctuate sharply and without notice. Borrowers are solely responsible for monitoring and maintaining their loan-to-value (LTV) ratios. Market volatility, blockchain congestion, network outages, or banking-hour limitations may delay or prevent the ability to deposit or withdraw collateral in time to manage LTV levels, which may result in liquidation or loss of collateral.

Lenders are exposed to borrower performance and collateral recovery risk; repayment of principal and interest depends on the successful liquidation of pledged collateral. Access to deposits, withdrawals, or repayment proceeds may be delayed or restricted due to market stress or operational disruptions. Figure Markets and its affiliates do not guarantee repayment, liquidity, or asset value and are not responsible for losses or delays arising from such events.

By participating in the Democratized Prime program on Figure Markets, you acknowledge and agree to be bound by the applicable legal agreements and terms, depending on your role as a borrower or lender. More information can be found within the Democratized Prime Terms of Service,

Investment products: Not FDIC Insured, No Bank Guarantee, May Lose Value.

YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), who is the issuer of the certificates. As a subsidiary of Figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity, including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the securities it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The Certificates are not an insurance company product, an equity investment, or an investment in a money market mutual fund. FCC’s qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC’s assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC’s assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing in the Stablecoin. Although the Stablecoins seeks to preserve the value of your investment at $0.01 per share, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Download a free prospectus, which contains this and other important information about our certificates Figure Certificate Company Prospectus available here. More information about YLDS and FCC can be found here.

Figure Certificate Company, Figure Investment Advisors LLC, Figure Payments Corporation, Figure Markets Credit LLC, Figure Markets Cayman Islands, Figure Markets Ireland Limited, and Figure Markets, Inc. are each wholly owned subsidiaries of Figure Technology Solutions, Inc. Products and services of all of these entities are offered under the Figure Markets brand. NOTE FOR INVESTORS: When applying for accounts, subscriptions, products and services, it is important that you know which company you will be dealing with. Please click here for further important information explaining what this means.

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March 30, 2026

Share this story:

The simple version Youre lending to an institutional borrower

How the borrower generates the interest it pays you

Why a loan originator uses Democratized Prime

How the structure is designed

What makes this different from a bank account

What happens if a loan becomes delinquent?

The role of the Dutch auction

Key takeaway Yield comes from real loan payments

Where is the interest actually coming from?

This post explains exactly how that works.

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This market-based mechanism determines the yield lenders earn.

Key takeaway: Yield comes from real loan payments

Democratized Prime generates yield through a straightforward economic structure:

Alysse Guitar, Senior Director of Marketing & Growth at Figure

Learn more about Democratized Prime

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©2026 Figure Markets

650 California St, Suite 200, San Francisco, CA 94108

This blog is for illustrative and educational purposes only.

- It is not a guaranteed product.

Democratized Prime is a lending marketplace.

Yield reflects compensation for credit risk.

What happens if a loan becomes delinquent?

The borrower has obligations related to collateral performance.

This mechanism is designed to:

Additionally, the pool is structured with:

- Overcollateralization
- Defined advance rates
- Collateral buffers

Because the borrower incurs costs and risk, including:

The role of the Dutch auction

This market-based mechanism determines the yield lenders earn.

Key takeaway: Yield comes from real loan payments

Democratized Prime generates yield through a straightforward economic structure:

Alysse Guitar, Senior Director of Marketing & Growth at Figure

Learn more about Democratized Prime

RELATED ARTICLES

Crypto

How Democratized Prime gives you access to lend a...

Crypto

Democratized Prime: Explore the pools & how it works

Crypto

Digital asset custody: Info to help you choose decentralized o...

Subscribe to get the latest in your inbox

Email Address

Sign up

FIGURE

Start lending

View our FAQ >

Quickly find answers to commonly asked questions.

Join our mailing list >

Lending

- Lending
- HELOC
- DSCR Loan
- Cash-Out Refinance
- Crypto-Backed Loan
- Liquidation Protection

Markets

- Democratized Prime
- Flex Rate
- Onchain Public Equity Network (OPEN)
- Exchange
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About

- About Us
- FAQs
- Investor Relations
- In the News
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